Risk Management and Report (Details) - Schedule of guarantees values - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Corporate lending [Member]
Risk Management and Report (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	$ 15,474,528	$ 14,633,419
Mortgages	3,993,984	3,392,760
Pledge	193,235	149,892
Securities	590,126	508,711
Warrants	4,386	4,451
Net collateral	4,781,731	4,055,814
Net exposure	10,692,797	10,577,605
Small business lending [Member]
Risk Management and Report (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	4,834,217	5,038,913
Mortgages	3,352,055	3,124,172
Pledge	20,294	26,310
Securities	11,700	12,898
Warrants
Net collateral	3,384,049	3,163,380
Net exposure	1,450,168	1,875,533
Consumer lending [Member]
Risk Management and Report (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	4,995,230	4,247,013
Mortgages	364,469	317,215
Pledge	912	622
Securities	3,364	2,498
Warrants
Net collateral	368,745	320,335
Net exposure	4,626,485	3,926,678
Mortgages lending [Member]
Risk Management and Report (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	11,422,322	10,346,528
Mortgages	9,928,827	8,730,747
Pledge	133	96
Securities	607	196
Warrants
Net collateral	9,929,567	8,731,039
Net exposure	1,492,755	1,615,489
Loans to customers [Member]
Risk Management and Report (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	36,726,297	34,265,873
Mortgages	17,639,335	15,564,894
Pledge	214,574	176,920
Securities	605,797	524,303
Warrants	4,386	4,451
Net collateral	18,464,092	16,270,568
Net exposure	$ 18,262,205	$ 17,995,305